Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Investment held-to-maturity	$ 0	$ 0
Company amortizes patent costs over their estimated useful life	66 months	78 months
Guarantee liability in other current liabilities	$ 1,200,000
Offered period for sales return	30 days
Allowance for product returns	$ 200,000	$ 300,000
Warranty reserve	5,690,000	3,547,000	$ 1,974,000
Advertising cost	900,000	1,000,000	1,500,000
Excess tax benefits for which benefit could not previously be recognized	8,167,000	7,594,000	$ 3,539,000	$ 1,912,000
Debt issuance cost		400,000
ASU 2016-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Excess tax benefits for which benefit could not previously be recognized	656,000
Warranty reserves [Member]
Summary Of Significant Accounting Policies [Line Items]
Warranty reserve	5,700,000	3,500,000
Connect Hosting Service [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred revenue	$ 1,600,000	1,100,000
Revenue recognition hosting period	4 years
Tandem Pump [Member]
Summary Of Significant Accounting Policies [Line Items]
Warranty period offered	4 years
Slim cartridges and infusion sets [Member]
Summary Of Significant Accounting Policies [Line Items]
Warranty period offered	6 months
Trade-in rights reserve [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred revenue	$ 3,200,000
Patents [Member]
Summary Of Significant Accounting Policies [Line Items]
Company amortizes patent costs over their estimated useful life	10 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	7 years
Term Loan Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 2,000,000	$ 2,000,000